Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (17,518,873)	$ (7,039,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of intangible assets	94,443	611
Amortization of operating lease right-of-use asset	64,388	122,553
Stock-based compensation and service expense	1,816,462	521,509
(Income) loss from equity method investment	(392,677)	846,588
Distribution of earnings from equity method investment		611,888
Amortization of debt issuance costs and debt discount	1,136,412	1,291,814
Change in fair market value of derivative liability	(538,213)	(374,365)
Impairment of laboratory equipment		111,033
Debt modification charge		688,794
Loss on extinguishment of debt	9,076,587
Changes in operating assets and liabilities:
Security deposit	17,491
Prepaid expense and other assets	(22,299)	(106,999)
Accrued liabilities and other payables	1,750,047	(1,205,676)
Accrued liabilities and other payables - related parties		(14,051)
Operating lease obligation	(64,388)	(122,553)
NET CASH USED IN OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	(4,580,620)	(4,668,458)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for equity interest purchase		(100,000)
Cash acquired on acquisition	14,026
Proceeds from sale of equity method investment	1,069,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES FROM CONTINUING OPERATIONS	1,083,026	(100,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt and warrants		3,367,750
Proceeds from issuance of convertible debt	200,000
Payments of convertible debt issuance costs		(282,700)
Repayments of convertible debt		(3,388,222)
Repayments of loan payable - related party		(400,000)
Proceeds from stock subscription liability	150,000
Advance from pending sale of noncontrolling interest in subsidiary	49,972	2,122,392
Proceeds from issuance of convertible preferred stock	300,000	3,500,000
Payments of convertible preferred stock issuance costs	(10,000)
Proceeds from issuance of bridge loan	300,000
Proceeds from issuance of common stock and warrants	475,500
Payments of offering costs	(64,652)
Proceeds from equity offering		2,857,852
Disbursements for equity offering costs		(138,405)
NET CASH PROVIDED BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	1,400,820	7,638,667
DISCONTINUED OPERATIONS
Net cash used in operating activities from discontinued operations	(407,434)	(289,965)
Net cash used in investing activities from discontinued operations	(35,865)
NET CASH FLOWS USED IN DISCONTINUED OPERATIONS	(443,299)	(289,965)
EFFECT OF EXCHANGE RATE ON CASH - CONTINUING OPERATIONS	(9,018)	1,447
NET (DECREASE) INCREASE IN CASH	(2,549,091)	2,581,691
CASH - beginning of year	2,658,182	76,491
CASH - end of year	109,091	2,658,182
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	916,643	1,088,512
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services	8,530
Common stock issued for accrued liabilities	42,385	60,000
Receivable related to sale of equity method investment	1,745,000
Related party payable extinguished upon sale of equity method investment	632,916
Series B Convertible Preferred Stock extinguished related to sale of equity method investment	11,000,000
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock	9,000,000
Warrants issued as convertible note payable finder's fee		40,900
Warrants issued with convertible note payable recorded as debt discount		438,568
Common stock issued as convertible note payable commitment fee	26,800	320,546
Equity method investment payable paid by a related party		566,667
Reclassification of deferred offering costs		175,136
Settlement of derivative liability	176,529	2,354
Issuance of common stock upon cashless exercise of stock warrants	43	4
Initial ROU asset and lease liability	127,486
Conversion of convertible note payable and accrued interest into common stock	2,244,622
Deferred financing costs in accrued liabilities	45,000
Legal fees recorded to receivable from sale of equity method investment	50,000
Reclassification of related party loan payable and accrued expenses to advance from related party		500,000
Shares issued for adjustments for 1:15 reverse split		21
Bridge loan issuance costs in accrued liabilities	18,846
Common stock issued as convertible note payable commitment fee included in accrued liabilities	$ 138,000